Accrued Insurance (Tables)	12 Months Ended
Sep. 30, 2020
Insurance [Abstract]
Accrued insurance liability (in thousands)
	2020	2019
Accrued insurance, current portion	$1,210	1,339
Prepaid insurance claims	(1,182)	(1,607)
Accrued insurance, non-current	1,886	1,339
Total accrued insurance reported on the Company’s balance sheet	$1,914	1,071
Captive agreement assets	2,233	3,143
Gross insurance liability estimate	$4,147	4,214